Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Risk Managed Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The investment objective of the Risk Managed Fund (the “Fund”) is long-term growth of capital while managing downside risk.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 28 of this prospectus and in the Fund's Statement of Additional Information (“SAI”) in “Right of Accumulation” on page 74.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing, under normal market conditions, in exchange traded index futures contracts or exchange traded funds (“ETFs”) in countries that are included in the MSCI Emerging Markets Index. The Fund may also invest in U.S. Treasury bills.

The Fund seeks to maintain a minimum net asset value (“NAV”) of 75% of the Fund's highest NAV (the “Active Targeted Minimum NAV”) as calculated at the close of the prior four calendar quarters (March 31, June 30, September 30 and December 31). At inception, the Fund will target a minimum NAV of 75% of the Fund's initial NAV (“Initial Target”). As stated above, a targeted minimum NAV will be calculated at the end of each calendar quarter; the Active Targeted Minimum NAV is the highest of the target minimum NAVs calculated at the end of the four previous quarters. During the first 12 months of the life of the Fund, the initial targeted minimum NAV will be the Active Targeted Minimum NAV so long as it is higher than any targeted minimum NAV calculated at the end of the following calendar quarters.

The Active Targeted Minimum NAV is only a goal and there can be no assurance that it will be achieved. The Active Targeted Minimum NAV is not guaranteed or insured by HSBC Global Asset Management (USA) Inc., the Fund's investment adviser (the “Adviser”), HSBC Bank USA, NA or any other guarantor.

The Fund will actively allocate from 0 – 100% of its investments among exchange traded index futures contracts, ETFs and U.S. Treasury bills to maximize the Fund's performance while seeking to maintain the Active Targeted Minimum NAV.

The Fund's actual NAV could close below the Active Targeted Minimum NAV as a result of events or circumstances that include (but are not limited to) the following:

-	significantly adverse market conditions, including those conditions that are not consistent with the negative market scenarios utilized by the Adviser in determining the relative balance between equity exposure and fixed income securities exposure within the Fund's investment portfolio;

-	market conditions affecting the execution or settlement of transactions or the value of assets;

-	a material decline in the securities markets coupled with material redemptions from the Fund that result in an overweighting of the Fund's exposure to the equity markets that cannot be remedied through rebalancing in a timely fashion by the Adviser;

-	the failure of any relevant securities exchange or clearing house; or
-	any act of terrorism or other external event that could reasonably be expected to have a material adverse effect on the performance or operation of global security markets.

In case the Fund's NAV falls below the Active Targeted Minimum NAV, the Adviser will reduce the Fund's equity exposure to zero until a targeted minimum NAV lower than the Fund's NAV becomes the Active Targeted Minimum NAV. In such a circumstance, the Fund will not benefit from positive performance in the equity markets. There can be no assurance that the Fund's NAV will remain above the Active Targeted Minimum NAV in effect as of a particular date. When, and if, an investor redeems shares of the Fund, the proceeds received may be less than the Active Targeted Minimum NAV.

The term “emerging markets” consists of all countries that are not developed nations and the nations/countries to which “emerging markets” refers will vary with the composition of the MSCI Emerging Markets Index. For the purposes of the foregoing, an exchange traded index futures contract or ETF that tracks the investment returns of a particular issuer or market will be deemed to be issued by an issuer “located” in the country where the relevant issuer or market is located. The Fund's investments in exchange traded index futures contracts and ETFs are economically tied to emerging market countries. An instrument is economically tied to an emerging market country if it is principally traded on the country's securities markets, or the issuer is organized or principally operates in the country, derives a percentage of its income from its operation within the country, or has a percentage of its assets in the country.

The Fund does not currently intend to invest directly in equity or foreign securities as part of its principal investment strategy. The Fund will purchase and sell exchange traded index futures contracts, which are derivative instruments, to meet its objective. The Fund may use forward foreign currency exchange contracts and non-deliverable forwards to hedge certain of its exposure to non-U.S. currencies. The Fund may also use these derivative instruments when HSBC Global Asset Management (France), the subadviser to the Fund (“AMFR” or the “Subadviser”), believes that doing so will assist the Fund in achieving its investment objective.

The Subadviser will use a proprietary quantitative model to select instruments for purchase and sale. The Subadviser will allocate the Fund's assets among a subset of countries listed in the MSCI Emerging Markets Index. The investment universe may include, but is not limited to, China, Brazil, South Korea, Taiwan, India, South Africa, Mexico, Turkey, Thailand, Poland and Malaysia. The allocation among selected countries generally will be, on average, proportionally reflective of the geographic composition of the MSCI Emerging Markets Index and may be frequently rebalanced. The level of exposure to equity markets will depend on market conditions and on the Subadviser's expectations of future market conditions. The Subadviser will consider the Active Targeted Minimum NAV, expected short-term volatility analysis and proprietary equity market valuation signals to determine the Fund's level of exposure to equity markets.

The Fund is considered to be “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that the Fund may invest a greater percentage of its assets in a more limited number of issuers than a diversified fund.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. The Fund has the following principal investment risks:

•	Equity Risk: The assets of the Fund may be allocated primarily to equity or equity-related instruments. While the Fund does not intend to invest directly in equity securities, it is exposed to risks associated with investments in equity securities through investments in exchange traded index futures contracts and ETFs. The price of equity securities fluctuates from time to time based on changes in a company's financial condition or overall market and economic conditions. As a result, the value of the Fund may fluctuate drastically from day to day. The risks of investing in equity securities also include:

•	Capitalization Risk: Stocks of large capitalization companies may be volatile in the event of earnings disappointments or other financial developments. Medium and smaller capitalization companies may involve greater risks due to limited product lines and market and financial or managerial resources. Stocks of these companies may also be more volatile, less liquid and subject to the potential for greater declines in stock prices in response to selling pressure. Stocks of smaller capitalization companies generally have more risk than medium capitalization companies.

•	Issuer Risk: An issuer's earnings prospects and overall financial position may deteriorate, causing a decline in the Fund's net asset value.

•	Debt Instruments Risk: The risks of investing in debt instruments include:

•	Credit Risk: The Fund could lose money if an issuer or guarantor of a debt instrument is unable or unwilling to make or perceived to be unable to unwilling to make timely payments of interest or principal or enters bankruptcy. This risk is greater for lower-quality bonds than for bonds that are investment grade. The issue or guarantor could also suffer a rapid decrease in credit quality rating, which would adversely affect the volatility of the value and liquidity of the investment.

•	Interest Rate Risk: The assets of the Fund may be 100% allocated to U.S. Treasury Bills. Fluctuations in interest rates may affect the yield and value of U.S. Treasury Bills. Generally, if interest rates rise, the value of the Fund's investments in U.S. Treasury Bills may fall. The risks associated with rising interest rates are heightened given that interest rates are at, or near, historic lows, but are expected to increase in the foreseeable future, with unpredictable effects on the markets and the Fund's investments.

•	Market Risk: The value of the Fund's investments may decline due to changing economic, political, social or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund's investments in a different country or geographic region.

•	Regulatory Risk: The Securities and Exchange Commission (“SEC”) recently adopted significant changes to the rules that govern money market funds, including the Fund. Among other things, these changes will: (1) permit the Fund to impose a fee (up to 2%) on redemptions from the Fund and/or temporarily restrict redemptions from the Fund, if liquidity levels fall below the required regulatory threshold, and (2) require institutional money market funds to operate with a floating NAV. U.S. government and U.S. treasury money market funds are exempt from these requirements. These and other changes will affect the Fund's operations, investment strategies, performance and yield in a manner that cannot be fully predicted. As of the date of this Prospectus, the Adviser is evaluating the potential impact of these changes, which have a phase in compliance period ranging from July, 2015 through October, 2016.

•	Exchange-Traded Fund Risk: The risks of owning shares in an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund's investments. ETFs also have management fees that increase their costs versus owning the underlying securities directly.

•	Foreign Securities Risk: While the Fund does not intend to invest directly in foreign securities, it is exposed to risks associated with investments in foreign securities through its investments in exchange traded index futures contracts and ETFs. Investments in foreign securities are generally riskier than investments in U.S. securities and are subject to additional risks, including international trade, social, political, economic and regulatory risks; fluctuating currency exchange rates; less liquid, developed, or efficient trading markets; the imposition of exchange controls, confiscations and other government restrictions (e.g., sanctions) by the United States or other countries; and different corporate disclosure and governance standards.

•	Inventory Risk: The market-making capacity in debt markets has declined as a result of reduced broker-dealer inventories relative to fund assets, reduced broker-dealer proprietary trading activity and increased regulatory capital requirements for financial institutions such as banks. Because market makers provide stability to a market through their intermediary services, a significant reduction in dealer market-making capacity has the potential to decrease liquidity and increase volatility in the debt markets.

•

Emerging Markets Risk: The Fund's investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to the lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.  The prices of securities in emerging markets can fluctuate more significantly than the prices of securities in more developed countries. The less developed the country, the greater affect the risks may have on an investment, and as a result, an investment may exhibit a higher degree of volatility than either the general domestic securities market or the securities markets of developed foreign countries.

•	Derivatives Risk: The Fund's use of exchange traded index futures contracts, forward foreign currency exchange contracts and non-deliverable forwards, which are types of derivative instruments involves risks different from, or possibly greater than, the risks associated with, and may be more sensitive to market events than, investing directly in securities and other traditional instruments and could increase the volatility of the Fund's net asset value per share and cause you to lose money. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that the use of a derivative may result in a loss or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions; and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund's exposure to the market and magnify potential losses, particularly when derivatives are used to enhance return rather than offset risk. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

o	Exchange Traded Index Futures Risk: Additional risks associated with the use of exchange traded index futures contracts include the following: (i) an imperfect correlation between movements in prices of futures contracts and movements in the value of the stock index that the instrument is designed to simulate; and (ii) the possibility of an illiquid secondary market for a futures contract and the resulting inability to close a position prior to its maturity date. The use of exchange traded index futures contracts may also create leverage.

•	Counterparty Risk: When the Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party to the contract will not fulfill its contractual obligations.

•	Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund's performance. The Fund may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies; however, if such hedging techniques are employed, there is no assurance that they will be successful.

•	Leverage Risk: Leverage created by investments such as derivatives can diminish the Fund's performance and increase the volatility of the Fund's net asset value. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities.

•	Allocation Risk: The Fund's portfolio manager may favor one or more types of investments or assets that underperform other investments, assets, or securities markets as a whole.

•	Liquidity Risk: The Fund, when seeking to maintain the Active Targeted Minimum NAV, may hold illiquid securities, by virtue of the absence of a readily available market for, or a reduction in the number or capacity of market participants making a market in, certain of its investments, or because of legal or contractual restrictions on sales. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund. Investments that are illiquid or trade in lower volumes may be more difficult to value.

•	Issuer Diversification Risk: Focusing investments in a small number of issuers, industries, foreign currencies or particular countries or regions increases risk. The Fund is “non-diversified” and may invest a greater percentage of its assets in the securities of a single issuer than a fund that is “diversified.” Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The Fund had not yet commenced investment operations as of the date of this Prospectus. Therefore performance information is not available and has not been presented for the Fund.
Performance One Year or Less	rr_PerformanceOneYearOrLess	The Fund had not yet commenced investment operations as of the date of this Prospectus. Therefore performance information is not available and has not been presented for the Fund.
Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (load) (as a % of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.70%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	0.95%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.95%
1 Year	rr_ExpenseExampleYear01	$ 688
3 Years	rr_ExpenseExampleYear03	1,082
Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.70%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	0.70%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%
1 Year	rr_ExpenseExampleYear01	173
3 Years	rr_ExpenseExampleYear03	$ 536

[1]	Based on estimated amounts for the current fiscal year.